SIGNIFICANT ACCOUNTING POLICIES - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in standard warranty liability
Beginning Balance	$ 181	$ 197
Current period accruals	145	173
Accrual adjustments to reflect actual experience	(6)	7
Charges incurred	(164)	(196)
Ending Balance	$ 156	$ 181
Minimum
Product Warranties
Product warranty term	1 year
Maximum
Product Warranties
Product warranty term	3 years